Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Capitalized Borrowing Costs and Capitalization Rate
(c)
Capitalized borrowing costs and capitalization rate for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Capitalized borrowing costs	₩	64,606	152,074	258,168
Capitalization rate		3.69%	3.11%	5.18%

Changes in Property, Plant and Equipment
(a)
Changes in property, plant and equipment for the year ended December 31, 2022 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction-in- progress (*1)	Right-of-use asset	Others (*2)	Total
Acquisition cost as of January 1, 2022	₩	433,847	8,583,015	50,288,095	863,241	6,867,667	235,436	1,184,889	68,456,190
Accumulated depreciation as of January 1, 2022		—	(4,068,333)	(40,637,254)	(675,638)	—	(111,382)	(853,778)	(46,346,385)
Accumulated impairment loss as of January 1, 2022		—	(209,152)	(1,230,974)	(8,484)	(76,069)	(4,188)	(22,492)	(1,551,359)
Book value as of January 1, 2022	₩	433,847	4,305,530	8,419,867	179,119	6,791,598	119,866	308,619	20,558,446
Additions		—	—	—	—	5,709,828	72,567	—	5,782,395
Depreciation		—	(373,089)	(3,182,783)	(83,747)	—	(76,370)	(269,796)	(3,985,785)
Disposals		(3,573)	—	(172,547)	(477)	—	—	(36,958)	(213,555)
Impairment loss (*3)		—	(252,997)	(672,061)	(6,912)	(292,564)	(3,439)	(29,282)	(1,257,255)
Others (*4)		45,771	196,747	1,732,712	78,497	(2,425,047)	(420)	334,931	(36,809)
Government grants received		—	—	(57,503)	—	—	—	—	(57,503)
Effect of movements in exchange rates		—	27,755	116,514	2,738	5,895	454	3,643	156,999
Book value as of December 31, 2022	₩	476,045	3,903,946	6,184,199	169,218	9,789,710	112,658	311,157	20,946,933
Acquisition cost as of December 31, 2022	₩	476,045	8,699,292	50,722,745	902,477	10,145,865	271,761	1,299,892	72,518,077
Accumulated depreciation as of December 31, 2022	₩	—	(4,348,201)	(42,744,139)	(719,862)	—	(151,550)	(962,598)	(48,926,350)
Accumulated impairment loss as of December 31, 2022	₩	—	(447,145)	(1,794,407)	(13,397)	(356,155)	(7,553)	(26,137)	(2,644,794)

(*1) As of December 31, 2022, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment.

(*3) During 2022, Display (Large OLED) CGU was assessed for impairment, and impairment losses amounting to ~~W~~1,236,563 million are recognized as other expenses

(*4) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment, Continued
(b)
Changes in property, plant and equipment for the year ended December 31, 2023 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction-in- progress (*1)	Right-of-use asset	Others (*2)	Total
Acquisition cost as of January 1, 2023	₩	476,045	8,699,292	50,722,745	902,477	10,145,865	271,761	1,299,892	72,518,077
Accumulated depreciation as of January 1, 2023		—	(4,348,201)	(42,744,139)	(719,862)	—	(151,550)	(962,598)	(48,926,350)
Accumulated impairment loss as of January 1, 2023		—	(447,145)	(1,794,407)	(13,397)	(356,155)	(7,553)	(26,137)	(2,644,794)
Book value as of January 1, 2023	₩	476,045	3,903,946	6,184,199	169,218	9,789,710	112,658	311,157	20,946,933
Additions		—	—	—	—	3,392,876	74,611	—	3,467,487
Depreciation		—	(376,264)	(2,837,242)	(75,727)	—	(68,349)	(279,200)	(3,636,782)
Disposals		(330)	(758)	(506,420)	(1,896)	—	—	(43,368)	(552,772)
Impairment loss (*3)		—	8	(53,513)	(6)	—	—	(6,554)	(60,065)
Others (*4)		(2,902)	1,494,070	3,963,010	60,585	(5,900,151)	—	374,182	(11,206)
Government grants received		—	—	(7,417)	—	—	—	—	(7,417)
Effect of movements in exchange rates		—	9,189	39,066	964	3,626	326	983	54,154
Book value as of December 31, 2023	₩	472,813	5,030,191	6,781,683	153,138	7,286,061	119,246	357,200	20,200,332
Acquisition cost as of December 31, 2023	₩	472,813	10,192,281	52,107,890	942,376	7,571,687	245,149	1,448,688	72,980,884
Accumulated depreciation as of December 31, 2023	₩	—	(4,715,087)	(43,466,025)	(775,953)	—	(119,804)	(1,062,377)	(50,139,246)
Accumulated impairment loss as of December 31, 2023	₩	—	(447,003)	(1,860,182)	(13,285)	(285,626)	(6,099)	(29,111)	(2,641,306)

(*1) As of December 31, 2023, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment.

(*3) Impairment losses of ~~W~~60,065 million are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*4) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment, Continued